Income and Expenses - Summary of Total Selling, General and Administrative Expenses Includes Expenses of Nature (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Staff expenses and wages	$ 1,969	$ 8,651	$ 10,674	$ 8,816
Contributions to defined contribution plans	90	493	514	529
Depreciation	174	4,753	3,626	2,183
Amortization	1	82	22	3
Other operating expenses	(29)			(169)
Total selling, general and administrative expenses	1,790	8,574	9,122	8,142
Selling, General and Administrative Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Staff expenses and wages	1,205	4,279	5,262	5,328
Contributions to defined contribution plans	67	428	544	322
Depreciation	217	77	497	159
Amortization	5	15	62	16
Legal and professional fees	259	2,029	2,250	1,139
Transportation, travel and accommodation	36	155	164	136
Other operating expenses	$ 1	$ 1,591	$ 343	$ 1,042